LONG-TERM BANK LOAN (Schedule of Long-Term Bank Loan) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Long-term Debt, by Current and Noncurrent [Abstract]
2021	$ 1,639
2022	1,788
2023	1,994
2024	2,175
2025 and thereafter	3,586
Total long-term loans	$ 11,182